The Company	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company
1.	The Company

Organization

NuScale Corp (“NuScale” or the “Company”) is incorporated under the laws of the state of Delaware. The Company is the primary beneficiary of NuScale LLC, a variable interest entity, and all activity of NuScale LLC and the Company are consolidated herein. NuScale LLC is a limited liability company organized in the State of Oregon in 2011. The Company is majority owned by Fluor Enterprises, Inc., a subsidiary of Fluor.

Operations

The Company is commercializing a modular, scalable 77 megawatt (gross) electric Light Water Reactor nuclear power plant using exclusive rights to a nuclear power plant design obtained from Oregon State University. The Company also uses the test facility at OSU through a technology transfer agreement. The following represents key milestones in the development of this technology:

●	December 2016: DCA completed
●	January 2017: DCA submitted to the NRC
●	March 2017: DCA accepted for review by the NRC
●	August 2020: NRC issued the Final Safety Evaluation Report (“FSER”)

The FSER represents the NRC’s completion of its technical review and approval of the NuScale SMR design. With this final phase of NuScale’s DCA now complete, customers may proceed with plans to develop NuScale power plants with the understanding that the NRC has approved the safety aspects of the NuScale design.

All the Company’s operations and long-lived assets were attributable to operations in the United States as of and for the years ended December 31, 2022, 2021 and 2020.

U.S. Department of Energy Funding

Beginning in 2014, the U.S. DOE has provided critical funding to NuScale through a series of cooperative agreements which support ongoing commercialization activities. The agreements which were active during 2022, 2021 and 2020 are discussed below.

U.S. Department of Energy NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion (Award 8928)

In February 2020, the Company was awarded up to $350,000 under “SMR FOAK Nuclear Demonstration Readiness Project Completion” (“Award 8928”). This program is expected to complete all remaining licensing activities, first-of-a-kind engineering, supply chain development, testing and other required activities to have the NuScale SMR ready to enable timely client project deployment. The award consisted of NuScale cost share of $350,000 (50%) and the government cost share of $350,000 (50%). NuScale was permitted to request reimbursement of 73% of its program costs from August 2019 through September 2020. Because the government’s cost share of total program funds must be no more than 50% over the duration of the 5 years award, 23% of the reimbursement requests made for the August 2019 through September 2020 costs were deferred and recognized as a liability in the accompanying balance sheet. At December 31, 2021, $10,237 of deferred DOE cost share is netted in related DOE accounts receivable due to a right of offset. No amounts were eligible to be offset at December 31, 2022. These deferred reimbursement costs were recognized as reimbursement requests were made at less than 50%. The DOE obligated a total of $233,000 to date, of which $225,000 was collected, through December 31, 2022.

U.S. Department of Energy Carbon Free Power Project Award (Award 8369)

In April 2015, the Company was awarded an Assistance Agreement, “Site Permitting and Licensing of the NuScale Small Modular Reactor”. Utah Associated Municipal Power Systems was identified as a sub-recipient under the Carbon Free Power Project (“CFPP”) award. UAMPS is considering developing, constructing and owning a 462 MWe (gross) nuclear powered energy center using NuScale’s SMR technology. The CFPP award consisted of DOE cost share of $16,617 (50%) and NuScale and UAMPS cost share of $16,617 (50%) to facilitate site permitting and related licensing activities. In January 2019 the DOE renewed the award extending the period of performance through December 2023 and increasing the total amount of the award to $126,694. The cost sharing percentages remained at DOE cost share of 50% and NuScale and UAMPS cost share of 50% of the total award. This award was later amended to consist of DOE cost share of $8,250 (50%) and NuScale and UAMPS cost share of $8,250 (50%). Cumulative cash received through December 31, 2021 was $7,451, with an additional $70 obligated and included in accounts receivable. The remaining $729 was paid by the DOE to a third party, in accordance with the Award, for services provided. The period of performance under this award ended October 31, 2021 due to UAMPS applying as prime recipient for Award 8935. NuScale has no cost share under Award 8935.

Subsequently, an “Agreement for a Cost Sharing Option Associated with the Siting and Licensing of a Small Modular Reactor” and a “Subaward Agreement between the Company and UAMPS” were executed in December 2015. These agreements were subsequently amended various times. Under these amended agreements, NuScale will reimburse UAMPS 25% of the UAMPS project costs associated with the CFPP award up to a maximum of $4,100.

Under the amended agreements, when UAMPS submits the combined construction and operating license application, it will pay NuScale an amount equal to the sum of all CFPP project costs reimbursed by NuScale. Upon such payment, UAMPS will assume full ownership interest in all project assets free of any claim by NuScale.

As described more thoroughly in note 16, we entered into a DCRA with Carbon Free Power Project, LLC (“CFPP LLC”). Under the DCRA, we may be obligated to refund to UAMPS a percentage of its net development costs. As of December 31, 2022 the net development costs incurred by UAMPS totaled $17,834. Further the DCRA requires we have credit support for these costs, resulting in NuScale obtaining a letter of credit in the amount of $26,000.